Transactions and Balances with Related Parties (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions and Balances with Related Parties (Textual)
Insurance total coverage		$ 12,000,000
Insurance premium		80,000
Deductible amount per claim		50,000
Deductible not exceed		350,000
Options granted	$ 11,000	$ 20,000	$ 71,000
Provision bonus	$ 56,000		$ 86,000